Insurance Revenue - Summary of Revenue Recognized on Insurance and Investments Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 9,841	€ 10,386	€ 11,251
Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	9,761	10,322	11,178
Investment contracts with discretionary participating features [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	80	64	74
Related to contracts transitioned under the modified retrospective method [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	529	514	559
Related to contracts transitioned under the fair value approach [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	8,053	8,707	9,513
Related to contracts transitioned under the fair value approach [member] | Investment contracts with discretionary participating features [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	80	64	74
Other contracts [member] | Insurance contracts issued [member]
Disclosure Of Detailed Information About Recognition Of Revenue In Transition To IFRS 17 [Line Items]
Insurance revenue	€ 1,178	€ 1,101	€ 1,105